Provision for Income Taxes	12 Months Ended
Dec. 31, 2025
Provision for Income Taxes [Abstract]
PROVISION FOR INCOME TAXES

NOTE 17 — PROVISION FOR INCOME TAXES

Cayman Islands

NewGenIvf Limited was incorporated in the Cayman Islands and is not subject to tax on income or capital gains under current Cayman Islands law. In addition, upon payment of dividends by these entities to the shareholders, no Cayman Islands withholding tax will be imposed.

HK SAR

Under the two-tiered profits tax rates regime, Hong Kong tax residents are subject to Hong Kong Profits Tax in respect of profits arising in or derived from Hong Kong at 8.25% for the first HK$2 million of profits of the qualifying group entity, and profits above HK$2 million will be taxed at 16.5%. The profits of group entities not qualifying for the two-tiered profits tax rates regime will continue to be taxed at a flat rate of 16.5%.

Accordingly, the HK SAR profits tax is calculated at 8.25% on the first HK$2 million of the estimated assessable profits and at 16.5% on the remaining estimated assessable profits.

Thailand

The companies incorporated in Thailand are taxed on worldwide income. A company incorporated abroad is taxed on its profits arising from or in consequence of the business carried on in Thailand. The corporate income tax (CIT) rate is 20%. A foreign company not carrying on business in Thailand is subject to a final withholding tax (WHT) on certain types of assessable income (e.g. interest, dividends, royalties, rentals, and service fees) paid from or in Thailand. The rate of tax is generally 15%, except for dividends, which is 10%, while other rates may apply under the provisions of a double tax treaty (DTT).

Cambodia

The standard rate of corporate income tax (“CIT”) for companies and permanent establishments who are classified as medium and large taxpayers is 20%. For companies and permanent establishments who are classified as small taxpayers, the CIT rates are progressive rates from 0% to 20%. In view of the annual turnover of the company, the annual turnover ranges from KHR1 billion to KHR6 billion for service and commercial sectors, the company shall consider as the medium-sized company.

Kyrgyzstan

The company is subject to a corporate income tax on their aggregate annual income earned worldwide. Non-resident legal entities carrying out business activities through a permanent establishment in Kyrgyzstan are subject to profit tax on the income attributed to the activities of that permanent establishments. During the period ended June 30, 2025, no tax payable is accrued and reversed accordingly.

Profit tax is calculated at a rate of 10% of aggregate annual income less allowed deductions.

U.S.A.

NewGenIvf is subject to a corporate income tax on its aggregate annual income earned worldwide from its U.S. operations at a flat 21% on net income. In addition to federal obligations, there is a graduated state income tax rate that applies to corporate income, with a top rate of 6.6% on income over $60,000. Moreover, when the Company’s US operation pays a dividend to its offshore parent company, the payment is generally subject to a US federal withholding tax, typically at a statutory rate of 30% on the gross amount.

Significant components of the provisions for income taxes for the years ended December 31, 2024, and December 31, 2025 were as follows:

	December 30, 2025	December 31, 2024
Current tax provision Kyrgyzstan	$—	$—
Over provision of tax in prior year Kyrgyzstan	—	(486,706)
Current tax provision Cambodia	—	—
Total tax (income) expense	$—	$(486,706)

	December 31, 2025	December 31, 2024
Profit / (Loss) Income before taxes	$9,728,723	$(960,807)
Tax credit (expense) at the effective tax rates	1,705,862	(179,863)
Tax effect on non-taxable income	(3,682,167)	(81,323)
Tax effect on non-deductible expenses	1,975,290	129,814
Change in valuation allowance	—	131,991
Tax effect on utilization of tax losses	—	(127,521)
Tax losses unable to be utilized	1,015	126,902
Over provision of tax in prior year	—	(486,706)
Tax (income) expense	$—	$(486,706)

Deferred tax asset, net

Significant components of deferred tax assets, net were as follows:

	December 31, 2025	December 31, 2024
	USD	USD
Deferred tax assets:
– Net operating loss carry forward	—	160,432
Less: valuation allowance	—	(160,432)
Deferred tax assets, net	—	—

As of December 31, 2025 and December 31, 2024, the Company had net operating loss carry forward of Nil and $160,432. The Company believes it is less likely than not that its operations will be able to fully utilize its deferred tax assets related to the net operating loss carry forward. As a result, the Company provided 100% allowance on deferred tax assets on net operating loss.